Label	Element	Value
Innovator Growth-100 Power Buffer ETF - January | Invesco QQQ Trust Series 1, Expiration: 12/31/2024; Exercise Price: 4.10 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	104.80%
Innovator Growth-100 Power Buffer ETF - January | Invesco QQQ Trust Series 1, Expiration: 12/31/2024; Exercise Price: 409.52 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.60%
Innovator Growth-100 Power Buffer ETF - January | Invesco QQQ Trust Series 1, Expiration: 12/31/2024; Exercise Price: 348.09 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.20%)
Innovator Growth-100 Power Buffer ETF - January | Invesco QQQ Trust Series 1, Expiration: 12/31/2024; Exercise Price: 475.45 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(5.40%)